Stock Options and Warrants - Warrants Issued with Other Financings - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended			1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2013 Tranches	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Tranches	Sep. 30, 2011	Sep. 30, 2014	Dec. 31, 2008	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued			64,983,988
Common stock warrants	$ 0.20	$ 0.20								$ 0.25	$ 0.15
Expiration date of warrants			Oct. 24, 2013
Number of tranches of common stock warrants issuable			2
Strike prices			$ 1.50
Strike prices			$ 2.00
Vesting over four quarters					Four quarters
Warrants, term	5 years	5 years	5 years
Warrants outstanding			44,983,988	3,500,000	6,569,550			7,762,500
Fair market value of the warrants			$ 0	$ 38,000
Expiry date of warrants			Sep. 30, 2016
Skin Care Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding			200,000	200,000	200,000			200,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock warrants			$ 0.145	$ 0.250	0.25			0.145
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock warrants			$ 2.000	$ 2.000	2.00			2.000
Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches of common stock warrants issuable					2	2
Number of shares which can be purchased by the exercise of warrants					100,000
Strike prices					1.50	$ 1.50
Strike prices						$ 2.00	$ 2.00
Vesting over four quarters					Four quarters
Warrants, term						5 years
Warrants outstanding			200,000					200,000
Skin Care [Member] | Skin Care Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of warrants								Sep. 30, 2016
Skin Care [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, term					5 years
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued								1,400,000
Common stock warrants				$ 0.80
Warrants outstanding				0
Additional warrants earned				1,629,623
Bio Time [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock warrants												$ 0.25
Number of tranches of common stock warrants issuable					2
Number of shares which can be purchased by the exercise of warrants					100,000
Warrants outstanding												30,000
Expiry date of warrants									Dec. 31, 2012
Advance												$ 250,000
Bio Time [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike prices					1.50
Bio Time [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike prices							2.00
Options vesting terms					5 years
Brookstreet [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding				1,721,629
Expiry date of warrants			Feb. 14, 2012
YKA Loan [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock warrants			$ 0.25
Expiration date of warrants								Aug. 31, 2013
Expiry date of warrants			Aug. 31, 2013
Additional warrants earned			1,400,000